NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative)	Jan. 22, 2015
Description of stock split	15.04 to one stock split
Percentage of ownership	100.00%
Bio Pharma [Member]
Percentage of ownership	100.00%